Thrivent Mutual Funds
625 Fourth Avenue South
Minneapolis, Minnesota 55415
December 8, 2017
VIA EDGAR
EDGAR Operations Branch
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:	Thrivent Mutual Funds (the “Registrant”)
Thrivent High Income Municipal Bond Fund and Thrivent Small Cap Growth Fund (each a “Fund” and, together, the “Funds”)
Class S Shares
File Nos. 33-12911 and 811-5075
Dear Sir or Madam:
Post-Effective Amendment (“PEA”) No. 88 under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 89 under the Investment Company Act of 1940 (the “1940 Act”) to the Registration Statement of the above-referenced Registrant is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Registrant’s currently effective Registration Statement filed on February 28, 2017.
As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective February 28, 2018 pursuant to the provisions of Rule 485(a) under the 1933 Act. A Rule 485(a) filing is being made to add the above-referenced Funds as new portfolios of the Registrant.
Pursuant to Investment Company Act Release No. 13768, the Registrant respectfully requests selective review of those sections of Part A and Part B of the Registration Statement which are modeled on Parts A and B of the Registration Statements of Thrivent Mutual Funds PEA No. 85 under the 1933 Act and Amendment No. 86 under the 1940 Act, which were filed pursuant to Rule 485(a) on December 1, 2016 (the “Prior Filing”) and reviewed by staff of the U.S. Securities and Exchange Commission prior to becoming effective on February 28, 2017. Therefore, we respectfully request SEC comments on this Registration Statement within 45 days of the date of this filing.
The Summary Section of the Prospectus portion of the enclosed Registration Statement contains material changes relative to the Prior Filing in order to add summary information for each Fund. Other Sections of the Prospectus and the Statement of Additional Information portion of the enclosed Registration Statement may contain changes, but we do not view them as material relative to the Prior Filing. For example, we have reordered the strategies listed in the “Information about Certain Principal Investment Strategies” and “Information about Certain Non-Principal Investment Strategies” sections under the heading “More about Investment Strategies and Risks,” but the disclosure has not been materially modified.
In connection with the review of this filing by staff of the Securities and Exchange Commission, the Registrant acknowledges the staff's view that: the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
If you have any additional comments or questions, please feel free to contact me at (612) 844-4198.
Thank you,

/s/ Michael W. Kremenak
Michael W. Kremenak
Secretary and Chief Legal Officer